Reportable segments - Capital Expenditures by Segment (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reportable segments
Capital Expenditures	$ 50,507	$ 2,690
Technology
Reportable segments
Capital Expenditures	15,357	$ 2,690
Telehealth
Reportable segments
Capital Expenditures	$ 35,150